UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter: Ended March 31, 2001
Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Grant Investment Management
Address: 323 N. Quincy
Hinsdale, IL 60521
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Edmund Grant Title: Proprietor
Phone: 630-986-1948
Signature, Place, and Date of Signing:
Edmund Grant Hinsdale, Illinois April 27, 2001
Report Type (Check only one) [ X ] 13F
HOLDINGS REPORT [ ] 13F NOTICE [ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager: None
FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: 0
List of Other Included Managers: None
FORM13F INFORMATION TABLE Name of Issuer Title of Cusip Fair MarkeShares Investment Discret ManagersVoting Authority (Shares) Class Number Value Princ Sole Shar Shared (a) Sole(b) Shar(c) None Amount Other Abbott Labs Common 002824100 5,497,871 116505 500 116005None None 0None 116505 Agilent Technolog
InCommon 00846U101 1,186,608 38614 1638 36976None None 762None 37852 Allstate
Corp. Common 020002101 1,453,557 34658 0 34658None None 0None 34658 American
Home Common 026609107 2,855,250 48600 0 48600None None 0None 48600 American
Power ConversiCommon 029066107 103,120 8000 0 8000None None 0None 8000 Celera Genomics Common 038020202 277,650 9000 0 9000None None 0None 9000 Automatic Data ProcessiCommon 053015103 1,389,953 25560 0 25560None None 0None 25560 BP
Amoco p.l.c. ADS 055622104 16,442,232 331363 6874 324489None None 3174None
328189 Berkshire Hathaway Inc.Class A 084670108 130,900 2 0 2None None 0None 2 Berkshire Hathaway In Cl B 084670207 10,797,312 4962 208 4754None None 70None 4892 Buckeye Cellulose Corp.Common 11815H104 575,000 50000 0 50000None None 0None 50000 Coca Cola Co. Common 191216100 4,771,154 105650 3600 102050None
None 0None 105650 Colgate-Palmolive Co. Common 194162103 5,172,336 93600 800
92800None None 0None 93600 Dell Computer Common 247025109 4,971,786 193530
20700 172830None None 5000None 188530 Disney, (Walt) Co. Common 254687106
9,625,673 336562 8500 328062None None 2400None 334162 Enron Corp Common
293561106 464,800 8000 0 8000None None 0None 8000 Exxon Corp. Common
302290101 16,985,700 209700 5600 204100None None 2400None 207300 General
Electric Co. Common 369604103 27,713,832 662060 4800 657260None None 0None
662060 Gilead Sciences Inc. Common 375558103 201,500 6200 0 6200None None 0None 6200 Grainger, W.W. Inc. Common 384802104 1,015,500 30000 0 30000None None
0None 30000 Hewlett Packard Co. Common 428236103 7,730,569 247220 10100
237120None None 4000None 243220 Intel Corp. Common 458140100 19,255,815 731882
23200 708682None None 8000None 723882 International Business Common 459200101 1,653,527 17192 2400 14792None None 2000None 15192 JLG Industries Inc. Common 466210101 2,444,975 188075 14400 173675None None 4500None 183575 Johnson &
Johnson Common 478160104 28,287,798 323400 7000 316400None None 3000None
320400 Leggett & Platt Inc. Common 524660107 9,245,399 480780 25800 454980None
None 7400None 473380 Lowes Companies, Inc. Common 548661107 606,419 10375 0
10375None None 0None 10375 Merck & Co. Inc. Common 589331107 36,095,991
475573 9920 465653None None 3000None 472573 Microsoft Corp. Common 594918104
15,329,607 280300 2900 277400None None 0None 280300 Herman Miller Inc. Common
600544100 7,436,295 321500 13900 307600None None 4500None 317000 Molex Inc.
Common 608554101 7,909,564 224194 1757 222437None None 1757None 222437
Molex Inc. Class A Class A 608554200 8,843,636 318002 19351 298651None None
4882None 313120 Morgan, (J. P.) & Co. Common 616880100 348,873 7770 0 7770None
None 0None 7770 Motorola, Inc Common 620076109 5,030,985 352804 17300
335504None None 5400None 347404 Napro Biotherapeutics Common 630795102 258,300 35000 0 35000None None 0None 35000 Newell Co. Common 651192106 691,650 26100
0 26100None None 0None 26100 Northern Trust Corp. Common 665859104 11,955,000 191280 10400 180880None None 4200None 187080 Old Second Bancorp Common 680277100 1,382,832 52800 0 52800None None 0None 52800 Pepsico, Inc Common
713448108 13,026,780 296400 8800 287600None None 3000None 293400 Qualcomm,
Inc. Common 747525103 11,994,234 211800 2500 209300None None 0None 211800
SBC Communications Common 78387G103 2,898,942 64955 1579 63376None None 1579None 63376 Schering- Plough, Inc. Common 806605101 17,888,230 489686 6900
482786None None 3000None 486686 Schlumberger, Ltd. Common 806857108 7,771,589
134900 700 134200None None 0None 134900 State Street Corp. Common 857119101 25,985,748 278220 8500 269720None None 2600None 275620 Strattec Security
Corp.Common 863111100 476,250 15000 0 15000None None 0None 15000 Sysco Corp.
Common 871829107 11,494,736 433600 22600 411000None None 7000None 426600
Thermo Electron Corp. Common 883556102 6,325,130 281367 8362 273005None None
3375None 277992 Toll Brothers Common 889478103 596,750 15500 0 15500None None
0None 15500 Transocean Sedco Forex Common 893817106 648,950 14970 135
14835None None 0None 14970 Tricon Global Rest. Common 895953107 213,482 5590 1880 3710None None 300None 5290 Tyco International Ltd.Common 902124106 1,167,210 27000 0 27000None None 0None 27000 Walgreen Co. Common 931422109
29,058,576 712220 23400 688820None None 6600None 705620 COLUMN TOTALS
405,685,574